Goodwill and other intangible assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill.
Goodwill, at cost, beginning balance		$ 4,103
Accumulated impairment charges, beginning balance			(18)
Goodwill at the opening balance	7,269	4,085
Goodwill acquired during the year	2,895	3,261	1,091
Exchange rate differences	62	(74)
Other		(3)
Goodwill at the closing balance	10,226	7,269	4,085
Goodwill, at cost, ending balance			4,103
Allocated amount, Goodwill	2,895
Baldor Electric
Goodwill.
Allocated amount, Goodwill		2,728
Thomas & Betts
Goodwill.
Allocated amount, Goodwill	2,723
Power Products
Goodwill.
Goodwill, at cost, beginning balance		614
Goodwill at the opening balance	712	614
Goodwill acquired during the year	17	109
Exchange rate differences	5	(11)
Goodwill at the closing balance	734	712
Power Systems
Goodwill.
Goodwill, at cost, beginning balance		1,411
Goodwill at the opening balance	1,705	1,411
Goodwill acquired during the year	44	321
Exchange rate differences	13	(24)
Other		(3)
Goodwill at the closing balance	1,762	1,705
Discrete Automation and Motion
Goodwill.
Goodwill, at cost, beginning balance		547
Goodwill at the opening balance	3,293	547
Goodwill acquired during the year	112	2,765
Exchange rate differences	15	(19)
Goodwill at the closing balance	3,420	3,293
Low Voltage Products
Goodwill.
Goodwill, at cost, beginning balance		399
Goodwill at the opening balance	407	399
Goodwill acquired during the year	2,723	16
Exchange rate differences	17	(8)
Goodwill at the closing balance	3,147	407
Low Voltage Products | Thomas & Betts
Goodwill.
Goodwill acquired during the year	2,723
Process Automation
Goodwill.
Goodwill, at cost, beginning balance		1,090
Goodwill at the opening balance	1,130	1,090
Goodwill acquired during the year	(1)	50
Exchange rate differences	11	(10)
Goodwill at the closing balance	1,140	1,130
Corporate and Other
Goodwill.
Goodwill, at cost, beginning balance		42
Accumulated impairment charges, beginning balance			(18)
Goodwill at the opening balance	22	24
Exchange rate differences	1	(2)
Goodwill at the closing balance	$ 23	$ 22